Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash and cash equivalents [abstract]
Cash balances	$ 0.9	₨ 77.2		₨ 114.7
Balances with banks (including deposits with original maturity of up to three months)	3,879.7	318,792.3		381,475.4
Total	$ 3,880.6	₨ 318,869.5	$ 4,643.9	₨ 381,590.1	₨ 317,000.1	₨ 184,678.0